Financial instruments - Fair values and risk management (Tables)	12 Months Ended
Mar. 31, 2022
Financial instruments - Fair values and risk management
Schedule of carrying value of financial assets by class and measurement category

		Cash-	Fair value	Total
	Amortized	Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2022
Cash and cash equivalents	2,669.0	—	—	2,669.0	—
Financial asset: cash > 3 months	934.1	—	—	934.1	—
Restricted cash	22.7	—	—	22.7	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	474.1	—	474.1	474.1
- Jet fuel & carbon derivative contracts	—	956.3	—	956.3	956.3
- Jet fuel options	—	—	150.5	150.5	150.5
- Cross-currency swaps	—	4.6	—	4.6	4.6
- GBP currency swaps	—	—	—	—	—
Trade receivables	43.5	—	—	43.5	—
Other assets	—	—	—	—	—
Total financial assets at March 31, 2022	3,669.3	1,435.0	150.5	5,254.8	1,585.5

		Cash-	Fair value	Total
	Amortized	Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2021
Cash and cash equivalents	2,650.7	—	—	2,650.7	—
Financial asset: cash > 3 months	465.5	—	—	465.5	—
Restricted cash	34.1	—	—	34.1	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	208.9	—	208.9	208.9
- Cross-currency swaps	—	3.0	—	3.0	3.0
- GBP currency swaps	—	5.4	—	5.4	5.4
Trade receivables	18.6	—	—	18.6	—
Other assets	—	—	—	—	—
Total financial assets at March 31, 2021	3,168.9	217.3	—	3,386.2	217.3

		Cash-	Fair value	Total
	Amortized	Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2020
Cash and cash equivalents	2,566.4	—	—	2,566.4	—
Financial asset: cash > 3 months	1,207.2	—	—	1,207.2	—
Restricted cash	34.4	—	—	34.4	—
Derivative financial instruments:
- U.S. dollar currency forward contracts	—	663.7	—	663.7	663.7
- Interest rate swaps	—	8.0	—	8.0	8.0
Trade receivables	67.5	—	—	67.5	—
Other assets	2.3	—	—	2.3	—
Total financial assets at March 31, 2020	3,877.8	671.7	—	4,549.5	671.7

Schedule of carrying value of financial liabilities by class and measurement category

	Liabilities at		Fair value	Total
	Amortized	Cash-Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2022
Current maturities of debt	1,224.5	—	—	1,224.5	1,224.5
Non-current maturities of debt	3,714.6	—	—	3,714.6	3,727.7
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	—	31.0	31.0	31.0
-Jet fuel & carbon derivative contracts	—	7.6	—	7.6	7.6
Trade payables (Current)	1,029.0	—	—	1,029.0	—
Trade payables (Non-current)	49.2	—	—	49.2	49.2
Accrued expenses	953.0	—	—	953.0	—
Total financial liabilities at March 31, 2022	6,970.3	7.6	31.0	7,008.9	5,040.0

	Liabilities at		Fair value	Total
	Amortized	Cash-Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2021
Current maturities of debt	1,725.9	—	—	1,725.9	1,725.9
Non-current maturities of debt	3,517.8	—	—	3,517.8	3,630.5
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	40.0	25.8	65.8	65.8
-Jet fuel & carbon derivative contracts	—	19.8	—	19.8	19.8
Trade payables (Current)	336.0	—	—	336.0	—
Trade payables (Non-current)	179.9	—	—	179.9	179.9
Accrued expenses	887.3	—	—	887.3	—
Total financial liabilities at March 31, 2021	6,646.9	59.8	25.8	6,732.5	5,621.9

	Liabilities at		Fair value	Total
	Amortized	Cash-Flow	through	Carrying	Total Fair
	Cost	Hedges	Profit & Loss	Value	Value
	€M	€M	€M	€M	€M
At March 31, 2020
Current maturities of debt	382.3	—	—	382.3	382.3
Non-current maturities of debt	3,583.0	—	—	3,583.0	3,113.5
Derivative financial instruments:
-U.S. dollar currency forward contracts	—	2.2	—	2.2	2.2
-Jet fuel derivative contracts	—	1,228.3	—	1,228.3	1,228.3
Trade payables	1,368.2	—	—	1,368.2	—
Accrued expenses	1,553.1	—	—	1,553.1	—
Total financial liabilities at March 31, 2020	6,886.6	1,230.5	—	8,117.1	4,726.3

Schedule of estimated fair values

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2022
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	474.1	—	474.1
Cross-currency swaps	—	4.6	—	4.6
Jet fuel and carbon	—	1,106.8	—	1,106.8
	—	1,585.5	—	1,585.5
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	31.0	—	31.0
Jet fuel and carbon	—	7.6	—	7.6
	—	38.6	—	38.6
Financial liabilities not measured at fair value
Debt	—	4,952.2	—	4,952.2
Non-current trade payables	—	49.2	—	49.2
		5,001.4		5,001.4
Total	—	6,625.5	—	6,625.5

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2021
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	208.9	—	208.9
Jet fuel & carbon derivative contracts	—	5.4	—	5.4
Cross-currency swaps	—	3.0	—	3.0
	—	217.3	—	217.3
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	65.8	—	65.8
Jet fuel & carbon derivative contracts	—	19.8	—	19.8
	—	85.6	—	85.6
Financial liabilities not measured at fair value
Long-term debt	—	5,356.4	—	5,356.4
Non-current trade payables	—	179.9	—	179.9
	—	5,536.3	—	5,536.3
Total	—	5,839.2	—	5,839.2

	Level 1	Level 2	Level 3	Total
	€M	€M	€M	€M
At March 31, 2020
Derivative assets measured at fair value for risk management purposes
U.S. dollar currency forward contracts	—	663.7	—	663.7
Jet fuel derivative contracts	—	—	—	—
Cross-currency swaps	—	8.0	—	8.0
	—	671.7	—	671.7
Derivative liabilities measured at fair value for risk management purposes
U.S. currency forward contracts	—	2.2	—	2.2
Jet fuel derivative contracts	—	1,228.3	—	1,228.3
	—	1,230.5	—	1,230.5
Financial liabilities not measured at fair value
Long-term debt	—	3,495.8	—	3,495.8
Total	—	5,398.0	—	5,398.0

Schedule of monetary assets

	At March 31,
	2022			2021			2020
	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €
	£M	$M	€M	£M	$M	€M	£M	$M	€M
Monetary assets
U.K. pounds sterling cash and liquid resources	28.3	—	33.6	8.1	—	9.5	22.5	—	25.3
U.S. Dollar cash and liquid resources	—	386.8	349.6	—	506.7	432.0	—	2,150.1	1,949.5
	28.3	386.8	383.2	8.1	506.7	441.5	22.5	2,150.1	1,974.8

Schedule of monetary liabilities

	At March 31,
	2022				2021			2020
	GBP	U.S.$		Euro €	GBP	U.S.$	Euro €	GBP	U.S.$	Euro €
	£M	$M		€M	£M	$M	€M	£M	$M	€M
Monetary liabilities
U.S. dollar long term debt	—	311.3	*	281.3	—	95.7	81.6	—	129.2	117.1
U.K. GBP debt	—	—		—	597.3	—	701.8	—	—	—
Pre-delivery payments due to Boeing	—	296.2		267.7	—	517.3	441.1	—	1,051.8	957.6
	—	607.5		549.0	597.3	613.0	1,224.5	—	1,181.0	1,074.7

Schedule of exchange rates

	At March 31,
	2022	2021	2020
	€	€	€
USD 1.0000	1.1065	1.1728	1.1029
GBP 1.0000	0.8422	0.8510	0.8883

Schedule of notional amounts of currency forward contract

The notional principal amounts of forward foreign exchange contracts are as follows:

	At March 31,
	2022	2021	2020
	€M	€M	€M
Within Year 1	4,607.7	1,506.9	3,670.9
Greater than 1 Year	2,097.8	1,562.4	4,075.7
Total	6,705.5	3,069.3	7,746.6

Schedule of maturity profile of financial liabilities

The following was the maturity profile of the Group’s financial liabilities (excluding aircraft provisions, trade payables and accrued expenses).

	Weighted
	average						2027 -
	rate	2023		2024	2025	2026	2028	Total
At March 31, 2022	(%)	€M		€M	€M	€M	€M	€M
Fixed rate
Secured debt	2.43%	62.9		52.2	12.0	—	—	127.1
Unsecured debt	1.31%	1,140.9	*	807.7	47.8	847.0	1,197.9	4,041.3
Debt	1.35%	1,203.8		859.9	59.8	847.0	1,197.9	4,168.4
Lease liabilities - right of use	2.33%	56.9		51.0	26.2	3.1	1.1	138.3
Total fixed rate debt		1,260.7		910.9	86.0	850.1	1,199.0	4,306.7
Floating rate
Secured debt	0.14%	20.7		—	—	—	—	20.7
Unsecured long term debt	0.75%	—		—	750.0	—	—	750.0
Total floating rate debt	0.73%	20.7		—	750.0	—	—	770.7
Total financial liabilities		1,281.4		910.9	836.0	850.1	1,199.0	5,077.4
* Includes promissory notes amounting to €226m

	Weighted
	average					2026 -
	rate	2022	2023	2024	2025	2027	Total
At March 31, 2021	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured debt	2.47%	63.5	61.4	51.3	11.3	—	187.5
Unsecured debt	1.46%	1,617.4	916.2	808.9	49.0	849.0	4,240.5
Debt	1.50%	1,680.9	977.6	860.2	60.3	849.0	4,428.0
Lease liabilities - right of use	2.39%	52.5	53.8	48.1	24.8	3.9	183.1
Total fixed rate debt		1,733.4	1,031.4	908.3	85.1	852.9	4,611.1
Floating rate
Secured long term debt	0.70%	45.0	20.7	—	—	—	65.7
Unsecured long term debt		—	—	—	750.0	—	750.0
Total floating rate debt	0.70%	45.0	20.7	—	750.0	—	815.7
Total financial liabilities		1,778.4	1,052.1	908.3	835.1	852.9	5,426.8

	Weighted
	average					2025 -
	rate	2021	2022	2023	2024	2026	Total
At March 31, 2020	(%)	€M	€M	€M	€M	€M	€M
Fixed rate
Secured long term debt	2.48%	63.8	65.4	63.0	52.2	12.1	256.5
Unsecured long term debt	1.32%	34.0	876.9	877.5	770.2	50.0	2,608.6
Long term debt	1.42%	97.8	942.3	940.5	822.4	62.1	2,865.1
Finance leases	2.51%	116.0	—	—	—	—	116.0
Lease liabilities - right of use	2.47%	75.0	51.6	52.1	46.0	21.2	245.9
Total fixed rate debt		288.8	993.9	992.6	868.4	83.3	3,227.0
Floating rate
Secured long term debt	0.58%	105.9	45.0	20.7	—	—	171.6
Unsecured long term debt		—	—	—	—	750.0	750.0
Finance leases	1.19%	62.6	—	—	—	—	62.6
Total floating rate debt	0.62%	168.5	45.0	20.7	—	750.0	984.2
Total financial liabilities		457.3	1,038.9	1,013.3	868.4	833.3	4,211.2

Schedule of significant cash balances invested on short term basis

	At March 31,
	2022	2021	2020
	Within	Within	Within
	1 year	1 year	1 year
Financial assets	€M	€M	€M
Cash and cash equivalents	2,669.0	2,650.7	2,566.4
Cash > 3 months	934.1	465.5	1,207.2
Restricted cash	22.7	34.1	34.4
Total financial assets	3,625.8	3,150.3	3,808.0

Schedule of maturities of contractual cash flows of financial liabilities

	Total	Total
	Carrying	Contractual
	Value	Cash Flows	2023	2024	2025	2026	Thereafter
At March 31, 2022	€M	€M	€M	€M	€M	€M	€M
Long and short term debt and leases:
- Fixed rate debt: 1.35%	4,168.4	4,341.5	1,260.1	904.8	95.1	872.2	1,209.3
- Floating rate debt: 0.73%	770.7	783.5	26.4	5.7	751.4	—	—
- Lease liabilities	138.3	142.0	59.2	52.2	26.6	3.0	1.0
	5,077.4	5,267.0	1,345.7	962.7	873.1	875.2	1,210.3
Derivative financial instruments
- Currency forward contracts – outflows	31.0	496.8	496.8	—	—	—	—
- Currency forward contracts – inflows	—	463.7	463.7	—	—	—	—
- Commodity forward contracts	7.6	7.6	7.6	—	—	—	—
Trade payables	1,078.2	1,078.2	1,029.0	49.2	—	—	—
Accrued expenses	953.0	953.0	953.0	—	—	—	—
Total at March 31, 2022	7,147.2	8,266.3	4,295.8	1,011.9	873.1	875.2	1,210.3

	Total	Total
	Carrying	Contractual
	Value	Cash Flows	2022	2023	2024	2025	Thereafter
At March 31, 2021	€M	€M	€M	€M	€M	€M	€M
Long and short term debt and leases:
- Fixed rate debt: 1.40%	4,428.0	4,646.7	1,746.7	1,022.8	894.2	85.1	897.9
- Floating rate debt: 0.70%	815.7	834.4	50.8	26.5	5.7	751.4	—
- Lease liabilities	183.1	189.0	56.3	54.6	49.7	24.5	3.9
	5,426.8	5,670.1	1,853.8	1,103.9	949.6	861.0	901.8
Derivative financial instruments
- Currency forward contracts – outflows	65.8	3,181.9	2,718.7	428.7	8.9	22.9	2.7
- Currency forward contracts – inflows		(3,117.2)	(2,662.8)	(418.7)	(9.1)	(23.8)	(2.8)
- Commodity forward contracts	19.8	19.8	19.8	—	—	—	—
Trade payables	515.9	515.9	336.0	130.0	26.8	23.1	—
Accrued expenses	887.3	887.3	887.3	—	—	—	—
Total at March 31, 2021	6,915.6	7,157.8	3,152.8	1,243.9	976.2	883.2	901.7

	Total	Total
	Carrying	Contractual
	Value	Cash Flows	2021	2022	2023	2024	Thereafter
At March 31, 2020	€M	€M	€M	€M	€M	€M	€M
Long term debt and leases:
- Fixed rate debt 1.42%	2,981.1	3,089.8	253.8	980.6	961.1	832.0	62.3
- Floating rate debt 0.62%	984.2	1,006.5	174.6	50.1	25.7	4.9	751.2
- Lease liabilities	245.9	245.9	75.0	51.6	52.1	46.0	21.2
	4,211.2	4,342.2	503.4	1,082.3	1,038.9	882.9	834.7
Derivative financial instruments
- Currency forward contracts	2.2	2.2	2.2	—	—	—	—
- Commodity forward contracts	1,228.3	1,228.3	1,047.8	180.5	—	—	—
Trade payables	1,368.2	1,368.2	1,368.2	—	—	—	—
Accrued expenses	1,553.1	1,553.1	1,553.1	—	—	—	—
Total at March 31, 2020	8,363.0	8,494.0	4,474.7	1,262.8	1,038.9	882.9	834.7

Schedule of derivative financial instruments

Derivative financial instruments:
	At March 31,
	2022	2021	2020
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	337.5	170.1	495.3
Fuel and oil operating expenses	105.6	(27.0)	166.2
GBP currency swaps	—	5.4	—
Interest rate risk
Variable-rate instruments	4.5	3.0	8.0
Commodity price risk
Fuel and carbon operating expenses	948.7	(19.8)	(1,228.3)
Net derivative position at year end	1,396.3	131.7	(558.8)

Schedule of change in gross value used for calculating hedge ineffectiveness

Change in gross value used for calculating hedge ineffectiveness:
	At March 31,
	2022	2021	2020
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(129.8)	356.7	(170.8)
Fuel and oil operating expenses	(110.5)	210.6	131.0
GBP currency swap	9.6	(5.4)	—
Interest rate risk
Variable-rate instruments	(1.4)	5.1	(3.8)
Commodity price risk
Fuel and carbon operating expenses	(788.8)	(1,108.5)	271.9
Total	(1,020.9)	(541.5)	228.3

Schedule of hedged items

	At March 31, 2022
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	322.5	72.6	395.1
Fuel and oil operating expenses	105.6	—	105.6
GBP currency swaps	—	—	—
Interest rate risk
Variable-rate instruments	(4.3)	—	(4.3)
Commodity price risk
Fuel and carbon operating expenses	948.7	—	948.7
Gross cashflow hedge reserve	1,372.5	72.6	1,445.1

*Deferred taxes included in Hedge reserve were €150m
** Balance remaining in the cashflow hedge reserve for which hedge accounting is no longer applied
	At March 31, 2021
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	139.7	102.3	242.0
Fuel and oil operating expenses	(10.6)	—	(10.6)
GBP currency swaps	5.4	—	5.4
Interest rate risk
Variable-rate instruments	(6.1)	—	(6.1)
Commodity price risk
Fuel and carbon operating expenses	(14.0)	—	(14.0)
Gross cashflow hedge reserve	114.4	102.3	216.7

* Deferred taxes included in Hedge reserve were €5m
** Balance remaining in the cashflow hedge reserve for which hedge accounting is no longer applied
	At March 31, 2020
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	406.3	47.8	454.1
Fuel and oil operating expenses	97.0	—	97.0
Interest rate risk
Variable-rate instruments	(2.8)	—	(2.8)
Commodity price risk
Fuel and carbon operating expenses	(711.8)	—	(711.8)
Gross cashflow hedge reserve	(211.3)	47.8	(163.5)

* Deferred taxes included in Hedge reserve were €52m
** Balance remaining in the cashflow hedge reserve for which hedge accounting is no longer applied

Schedule of movement in derivative financial instruments designated as hedging instruments

	At March 31, 2022
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognized in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	129.8	—	—
Fuel and oil operating expenses	110.5	—	3.2
GBP currency swaps	(9.6)	—	4.2
Interest rate risk
Variable-rate instruments	1.4	—	0.1
Commodity price risk
Fuel and carbon operating expenses	788.8	—	176.5
Total movement in derivative instruments	1,020.9	—	184.0

	At March 31, 2021
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognized in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(356.7)	38.4	—
Fuel and oil operating expenses	(210.6)	(57.1)	5.2
GBP currency swaps	5.4	—	—
Interest rate risk
Variable-rate instruments	(5.1)	—	0.1
Commodity price risk
Fuel and carbon operating expenses	1,108.5	(153.1)	(263.5)
Total movement in derivative instruments	541.5	(171.8)	(258.2)

	At March 31, 2020
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognized in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	170.8	40.0	—
Fuel and oil operating expenses	(131.0)	69.2	(7.0)
Interest rate risk
Variable-rate instruments	3.8	—	0.2
Commodity price risk
Fuel and carbon operating expenses	(271.9)	(516.4)	(254.8)
Total movement in derivative instruments	(228.3)	(407.2)	(261.6)

* Hedge ineffectiveness is classified within “Finance Expense” on the Consolidated Income Statement
** Reclassified from hedging reserve to income statement – Fuel & Oil Foreign Currency & Commodity are reclassified in Fuel and Oil; Variable rate instruments are reclassified to Finance expense

Schedule of reclassified from other comprehensive income into the income statement

	At March 31,
	2022	2021	2020
	€M	€M	€M
Commodity forward contracts
Reclassification adjustments for (gains)/losses recognized in fuel and oil operating expenses	176.5	(263.5)	(254.8)
Interest rate swaps
Reclassification adjustments for losses recognized in finance expense	0.1	0.1	0.2
Foreign currency forward contracts
Reclassification adjustments for losses/(gains) recognized in fuel and oil operating expenses	7.4	5.2	(7.0)
	184.0	(258.2)	(261.6)

Schedule of reclassified from other comprehensive income into the capitalized cost

	At March 31,
	2022	2021	2020
	€M	€M	€M
Foreign currency forward contracts
Recognized in property plant and equipment – aircraft additions	78.1	5.0	—
	78.1	5.0	—

Schedule of fair values and notional amounts derivative financial instruments

	At March 31,
	2022			2021			2020
	Within	> 1 Year		Within	> 1 Year		Within	> 1 Year
	1 Year	(non—		1 Year	(non—		1 Year	(non—
	(current)	current)	Total	(current)	current)	Total	(current)	current)	Total
	€M	€M	€M	€M	€M	€M	€M	€M	€M
Foreign currency risk notional amounts
for effective hedges
PP&E — aircraft additions	2,082.4	2,097.9	4,180.3	1,632.7	1,935.7	3,568.4	1,519.8	2,763.7	4,283.5
Fuel and oil operating expenses	2,151.8	—	2,151.8	1,202.2	—	1,202.2	—	1,312.0	1,312.0
GBP currency swaps	—	—	—	695.3	—	695.3	—	—	—

— Within derivative financial assets	313.7	160.4	474.1	104.9	109.4	214.3	291.2	372.5	663.7
— Within derivative financial liabilities	(31.0)	—	(31.0)	(59.4)	(6.4)	(65.8)	(2.2)	—	(2.2)
	282.7	160.4	443.1	45.5	103.0	148.5	289.0	372.5	661.5

Interest rate risk notional amounts for effective hedges
Variable—rate instruments	12.1	31.4	43.5	13.4	38.2	51.6	64.8	—	64.8

Total fair value for all interest rate risk related derivative instruments
— Within derivative financial assets	1.9	2.5	4.4	1.0	2.0	3.0	2.0	6.0	8.0

Commodity price risk notional amounts for effective hedges
Fuel and carbon operating expenses	1,901.0	154.6	2,055.6	577.6	—	577.6	—	672.7	672.7

Total fair value for all commodity fuel & carbon related derivative instruments:
— Within derivative financial assets	934.1	22.2	956.3	—	—	—	—	—	—
— Within derivative financial liabilities	(7.5)	—	(7.5)	(19.8)	—	(19.8)	(1,047.8)	(180.5)	(1,230.5)
	926.6	22.2	948.8	(19.8)	—	(19.8)	(1,047.8)	(180.5)	(1,230.5)

Fair values as reported in the consolidated balance sheet
Derivative financial assets	1,400.4	185.1	1,585.5	106.0	111.3	217.3	293.2	378.5	671.7
Derivative financial liabilities	(38.6)	—	(38.6)	(79.2)	(6.4)	(85.6)	(1,050.0)	(180.5)	(1,230.5)

Derivative financial assets analyzed between those:
— Designated as continuing cash flow hedges	1,208.6	185.1	1,393.7	72.3	98.1	170.4	184.0	378.5	562.5
— Where hedge accounting is no longer applied	41.2	—	41.2	33.7	13	46.9	109.2	—	109.2
— Designated as fair value financial instruments	150.6	—	150.6	—	—	—	—	—	—
	1,400.4	185.1	1,585.5	106.0	111.3	217.3	293.2	378.5	671.7

Derivative financial liabilities analyzed between those:
— Designated as continuing cash flow hedges	(7.5)	—	(7.5)	(36.9)	(0.6)	(37.5)	(533.5)	(180.5)	(714.0)
— Where hedge accounting is no longer applied	—	—	—	(22.4)	—	(22.4)	(516.5)	—	(516.5)
— Designated as fair value financial instruments	(31.1)	—	(31.1)	(19.9)	(5.8)	(25.7)	—	—	—
	(38.6)	—	(38.6)	(79.2)	(6.4)	(85.6)	(1,050.0)	(180.5)	(1,230.5)